CASH AND CASH EQUIVALENTS (Details textual)	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Implicit interest rate, domestic	5.00%	5.00%	6.50%
Implicit interest rate, foreign	32.40%	32.40%	25.89%
Overnight deposit one	S/ 2,916,900
Overnight deposit two	150,900
Overnight deposit three	S/ 300,000
Interest rate on overnight deposits	2.00%	2.00%
Description of maturity of overnight deposits	maturities at 5 days
US Dollars [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Overnight deposit one | $		$ 900,000
Overnight deposit two | $		$ 46,600
Interest rate on overnight deposits	1.41%	1.41%